Intangible Assets, Net	6 Months Ended
Jun. 30, 2025
Intangible Assets, Net [Abstract]
Intangible assets, net

Note 5 — Intangible assets, net

Intangible assets, net consist of the following:

	June 30, 2025	December 31, 2024
Capitalized development costs (1)	$12,534,364	$11,995,622
Purchased software	391,929	384,643
Software from business combinations	44,002,341	43,184,301
Subtotal	56,928,634	55,564,566
Less: accumulated amortization	(17,338,186)	(15,877,444)
Impairment	(36,419,179)	(28,614,264)
Intangible assets, net	$3,171,269	$11,072,858

(1)	The Group capitalized development costs related to its core supporting modules of the global trade applications and solutions incurred during the application development stage.

Amortization expense for the six months ended June 30, 2025 and 2024 amounted to $1,145,741 and $2,691,285, respectively.